Convertible Note	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTE

16. CONVERTIBLE NOTE

On December 9, 2022, the Group entered into a Securities Purchase Agreement (the “Agreement”) with Aenco Technologies Ltd (“Note holder”). Pursuant to the Agreement, the Note holder is purchasing a convertible note in the original principal amount of $3,000,000 (the “Note”). The Note is unsecured, convertible into the Company’s restricted Class A Ordinary Shares at the Note holder option. The Notes will have a maturity date of 12 months subject to the Note holder’s extension, a bullet interest rate of 7% per annum, and a conversion price of $12.0 per Class A Ordinary share. The Company shall have an obligation to repay the principal amount and interest of the Note on the maturity date in cash or in unregistered Class A Ordinary Shares or a combination of such at the Company’s discretion. As of the date of the issuance of this consolidated financial statements, the convertible note is fully converted into 250,000 Class A Ordinary Shares.